Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Current trade payables	$ 23,157	$ 30,538
Current payables to related parties	1,364	1,866
Current payables for capital expenditure and acquisitions	2,297	3,868
Current payables related to the Gulf of Mexico oil spill	1,399	1,617
Other current payables	5,041	5,810
Trade and other current payables financial liabilities	33,258	43,699
Non-current
Non-current trade payables	0	0
Non-current payables to related parties	0	0
Non-current payables for capital expenditure and acquisitionsa	1,033	1,196
Non-current payables related to the Gulf of Mexico oil spill	9,988	10,863
Other non-current payables	681	133
Trade and other noncurrent payables financial liabilities	11,702	12,192
Current
Current sales taxes, customs duties, production taxes and social security	2,103	2,381
Other current payables non-financial liabilities	653	749
Trade and other current payables non-financial liabilities	2,756	3,130
Trade and other current payables	36,014	46,829
Non-current
Non-current sales taxes, customs duties, production taxes and social security	73	33
Other non-current payables non-financial liabilities	337	401
Trade and other non-current payables non-financial liabilities	410	434
Trade and other non-current payables	$ 12,112	$ 12,626